EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow for hedge
Gross Balance	$ 104,232,055	$ (12,203,755)	$ (1,865,233)
Tax	(28,944,992)	2,334,037	683,482
Net Balance	75,287,063	(9,869,718)	(1,181,751)
Exchange rate translation differences
Gross Balance	98,973,862	(264,119,093)	(41,844,584)
Tax	(22,103,267)	84,571,922	9,295,546
Net Balance	76,870,595	(179,547,171)	(32,549,038)
Benefit relate to defined benefit plans
Gross Balance	(357,840)	(3,146,362)	(379,007)
Tax	96,617	849,518	102,332
Net Balance	(261,223)	(2,296,844)	(276,675)
Total Comprehensive income
Gross Balance	202,848,077	(279,469,210)	(44,088,824)
Tax	(50,951,642)	87,755,477	10,081,360
Other comprehensive income, total	$ 151,896,435	$ (191,713,733)	$ (34,007,464)